Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (326,764)	$ (390,648)	$ (161,968)	$ 18,577
Net (loss)/income	(300,123)	(374,726)	(143,577)	19,214
Minority interest	(26,641)	(15,922)	(18,391)	(637)
Impairment of investment in associate			61,364
Share of loss from operation of associate	118	41,751	9,843	152
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	95,650	87,506	119,608	133,024
Disposal of asset	(18,731)
Provision for credit loss allowance	219,236	36,237	(84,503)	55,076
Changes in operating assets and liabilities:
Account payable	98,308	18,037	13,463	1,176
Account receivable	(265,655)	16,861	(65,454)	(412,818)
Prepayment, deposits and other receivables	(96,209)	(21,802)	(22,443)	83,387
Other payables and accrued liabilities	(143,606)	(135,214)	213,387	(64,649)
Deferred revenue	162,518	231,805	325,214	(71,705)
Tax assets	(34,888)	(97,097)	(53,733)	298,842
Deferred income tax assets			(7,470)	3,912
Income tax payable	(59,055)		55,996	(196,833)
Change in lease liability	(42,152)	(44,552)	(60,303)	(58,595)
Net cash provided by/(used in) operating activities	(411,230)	(257,116)	343,001	(210,454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(51,515)	(34,149)	(138,343)	(32,479)
Disposal of property, plant and equipment	11,562
Investment in associate		(70,790)	(70,790)
Net cash used in investing activities	(39,953)	(104,939)	(209,133)	(32,479)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	9,000
Repayment to director	(49,742)	(48,821)	(67,872)	(62,793)
Repayment of hire purchase	(1,205)	(4,744)	(4,789)	(11,173)
Advances to related companies	(58,588)	(1,721)	(4,740)	(612)
Net cash used in financing activities	(100,535)	(55,286)	(77,401)	(74,578)
Effect of exchange rate changes in cash and cash equivalents	36,943	41,901	19,274	(28,471)
Net changes in cash and cash equivalents	(514,775)	(375,440)	75,741	(345,982)
Cash and cash equivalents, beginning of year	1,309,929	1,234,188	1,234,188	1,580,170
CASH AND CASH EQUIVALENTS, END OF YEAR	795,154	858,748	1,309,929	1,234,188
SUPPLEMENTAL CASH FLOWS INFORMATION
Cash paid for income taxes	155,828	79,645	105,339	104,691
Cash paid for interest	1,491	2,168	$ 2,790	$ 391
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVTIES:
Initial recognition of operating lease right-of-use assets and operating lease obligations upon adoption of ASC Topic 842	77,920
Initial recognition of the balance payment of finance lease right-of-use asset by finance lease liabilities